14. SEGMENTS (Tables)	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of segments

	Fiscal Years Ended March 31,
	2015	2014
Revenues:
Aethlon	$762,417	$1,623,769
ESI	–	–
Total Revenues	$762,417	$1,623,769

Operating Losses:
Aethlon	$(3,081,169)	$(2,651,863)
ESI	(911,684)	(404,065)
Total Operating Loss	$(3,992,853)	$(3,055,928)

Net Losses:
Aethlon	$(6,067,810)	$(13,357,232)
ESI	(911,684)	(81,730)
Net Loss Before Non-Controlling Interests	$(6,979,494)	$(13,438,962)

Cash:
Aethlon	$721,689	$208,259
ESI	133,907	1,042,020
Total Cash	$855,596	$1,250,279

Total Assets:
Aethlon	$1,159,910	$597,026
ESI	220,678	1,098,076
Total Assets	$1,380,588	$1,695,102

Capital Expenditures:
Aethlon	$–	$37,313
ESI	–	58,743
Capital Expenditures	$–	$96,056

Depreciation and Amortization:
Aethlon	$17,770	$11,549
ESI	19,582	9,538
Total Depreciation and Amortization	$37,352	$21,087

Interest Expense:
Aethlon	$349,923	$1,282,638
ESI	–	4,583
Total Interest Expense	$349,923	$1,287,221